Significant Events after the Reporting Period	12 Months Ended
Dec. 31, 2024
Significant Events after the Reporting Period [Abstract]
Significant events after the reporting period
40.	Significant events after the reporting period

The Group has evaluated subsequent events till the date the consolidated financial statements were authorized for issuance. Based on this evaluation, no events or transactions have occurred subsequent to December 31, 2024, that would require adjustment to, or disclosure in the consolidated financial statements.